Income (Loss) Per Common Share - Additional Information (Detail) (USD $)	3 Months Ended		12 Months Ended
	May 04, 2013	Apr. 28, 2012	Feb. 02, 2013	Jan. 28, 2012	Jan. 29, 2011
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Undistributed earnings			$ 0		$ 0
Net income attributable to participating securities	$ 31,000	$ 0	$ 0	$ 109,000	$ 0
Convertible Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Common stock not included in the computations of diluted earnings per share		30,894,953		30,894,953	30,894,953
Stock Compensation Plan [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Common stock not included in the computations of diluted earnings per share	115,953	2,432,891	2,573,490	2,781,138	2,440,586
Restricted Shares [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Common stock not included in the computations of diluted earnings per share				135,657